Dreyfus Select Managers Long/Short Fund

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 14, 2016 (SEC Accession No. 0001591556-16-000072).